Operating costs (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of information about operating costs	4. Operating costs

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Excise duties	7,622	7,715	9,235
Cost of sales	8,071	8,289	7,923
Marketing	3,691	3,663	3,616
Other operating items	2,506	3,056	3,080
	21,890	22,723	23,854
Comprising:
Excise duties
India	1,845	1,950	2,901
Great Britain	1,463	1,314	1,558
United States	738	825	816
Other	3,576	3,626	3,960
Increase in inventories	(112)	(615)	(1,208)
Raw materials and consumables	4,892	5,197	5,336
Marketing	3,691	3,663	3,616
Other external charges	3,002	3,301	3,432
Staff costs	2,314	2,197	2,385
Depreciation, amortisation and impairment	493	1,297	1,064
Gains on disposal of properties	1	(4)	(2)
Net foreign exchange losses	8	12	14
Other operating income	(21)	(40)	(18)
	21,890	22,723	23,854

Schedule of auditor fees	Other external charges include the fees of the principal auditor of the group, PricewaterhouseCoopers LLP, and its affiliates (PwC)
and are analysed below.

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Audit of these financial statements	4.9	6.2	5.6
Audit of financial statements of subsidiaries	8.2	6.8	8.1
Audit related assurance services(1)	3.2	3.3	3.3
Total audit fees (Audit fees)	16.3	16.3	17.0
Other assurance services (Audit related fees)(2)	1.7	1.4	0.9
	18.0	17.7	17.9
(1)Audit related assurance services are in respect of reporting under section 404 of the US Sarbanes-Oxley Act and the review of the interim financial information.
(2)Other assurance services comprise the aggregate fees for assurance and related services that are not reported under ‘total audit fees’.
(i)Disclosure requirements for auditors' fees in the United States are different from those required in the United Kingdom. The terminology by category required in the United States is disclosed in brackets in the above table.

Schedule of additional information	(c) Staff costs and average number of employees

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Aggregate remuneration
Wages and salaries	1,984	1,858	2,068
Share-based incentive plans	43	58	79
Employer’s social security	146	138	142
Employer’s pension
Defined benefit plans	72	80	48
Defined contribution plans	62	53	44
Other post-employment plans	7	10	4
	2,314	2,197	2,385
The average number of employees on a full-time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2024	2023	2022
North America	2,869	2,884	2,811
Europe	2,932	2,789	3,014
Asia Pacific	6,588	6,856	6,500
Latin America and Caribbean	1,650	1,495	1,500
Africa	3,290	3,526	4,061
SC&P	6,977	6,934	5,025
Corporate and other	6,061	5,753	5,076
	30,367	30,237	27,987

Schedule of exceptional operating items	Included in the table above are exceptional operating items as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Depreciation, amortisation and impairment
Brand and goodwill impairment (gain)/charges	(231)	613	409
Tangible asset impairment and accelerated depreciation	46	87	—
Staff costs	2	11	—
Other external charges	127	75	68
Other operating income	—	(20)	—
Total exceptional operating items (note 3)	(56)	766	477
Cost of sales	57	80	—
Other operating (income)/expenses	(113)	686	477